Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss for the period	$ (21,780,225)	$ (9,412,471)	$ (11,485,410)	$ (13,807,670)
Adjustments to reconcile net loss for the year to net cash used in operating activities:
Depreciation and amortization	665,832	1,015,118	1,256,391	1,829,997
Loss on extinguishment of debt		1,183,289	1,183,289
Amortization of debt issuance costs	1,922,844	373,118	802,573	260,601
Stock-based compensation	756,980	493,553	670,243	716,537
Unrealized foreign currency transaction (gain) loss	310,680	(1,669,931)	(812,849)	517,295
Noncash lease expense	263,563	106,842	152,086	132,225
Deferred income taxes			(15,401)	(194,354)
Changes in operating assets and liabilities
Accounts receivable			19,163	2,313,579
Prepaid expenses and other current assets	(494,336)	(647,546)	166,315	(197,653)
Accounts payable and accrued expenses	6,228,541	721,699	(5,880)	(614,593)
Operating lease payments	(47,559)	(98,798)	(133,454)	(119,276)
Net cash used in operating activities	(10,828,412)	(4,553,304)	(8,202,934)	(9,163,312)
Cash flows from investing activities
Purchases of intangible assets	(35,472)	(34,909)	(54,404)	(97,875)
Purchases of property and equipment	(993,860)	(700,482)	(700,482)	(1,004,705)
Net cash used in investing activities	(1,029,332)	(735,391)	(662,270)	(1,102,580)
Cash flows from financing activities
Proceeds from related party advance			100,000
Repayments of finance lease liabilities	(113,261)	(16,325)	(58,732)	(19,910)
Net cash provided by financing activities	36,668,939	2,033,675	7,254,268	10,125,090
Effect of exchange rate changes on cash and cash equivalents	(93,734)	668,847	32,201	218,648
Net increase (decrease) in cash and cash equivalents	24,717,461	(2,586,173)	(1,578,735)	77,846
Cash and cash equivalents at beginning of period	3,021,795	4,600,530	4,600,530	4,522,684
Cash and cash equivalents at end of period	27,739,256	2,014,357	3,021,795	4,600,530
Supplemental cash flow information
Interest paid	23,446	27,236	514,431	504,431
Supplemental noncash investing and financing activities
Recognition of derivative liability in connection with convertible note				614,075
Derecognition of derivative liability in connection with troubled debt restructuring				614,075
Recognition of warrants in connection with convertible notes, net of tax		202,204	2,006,982	733,411
Related party debt extinguishment	2,594,531	2,006,982	202,204
Acquisition of non-controlling interest			534,611
Nonrelated party
Adjustments to reconcile net loss for the year to net cash used in operating activities:
Loss on extinguishment of debt			1,183,289
Cash flows from financing activities
Proceeds from issuance of convertible notes	9,335,000	1,400,000	6,563,000	8,015,000
Related party
Adjustments to reconcile net loss for the year to net cash used in operating activities:
Loss on extinguishment of debt			202,204
Cash flows from financing activities
Proceeds from issuance of convertible notes	$ 1,650,000	$ 650,000	$ 650,000	$ 2,130,000